Document And Entity Information	Nov. 08, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2023
Entity Registrant Name	GLOBAL CROSSING AIRLINES GROUP INC.
Entity Central Index Key	0001846084
Entity Emerging Growth Company	true
Securities Act File Number	000-56409
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-0655281
Entity Address, Address Line One	4200 NW 36th Street, Building 5A
Entity Address, Address Line Two	Miami International Airport
Entity Address, City or Town	Miaimi
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33166
City Area Code	786
Local Phone Number	751-8503
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Class B [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B common stock, par value $0.001 per share
Trading Symbol	JET.B
Security Exchange Name	NONE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	JETMF
Security Exchange Name	NONE